Lease Liabilities	6 Months Ended
Dec. 31, 2024
Lease Liabilities [Abstract]
Lease liabilities
12.	Lease liabilities

Group as a lessee

The Group has lease contracts for leasehold premises and plant and machinery. The Group’s obligations under these leases are secured by the lessor’s title to the leased assets. The Group is restricted from assigning and subleasing the leased assets.

The Group also has certain leases with lease terms of 12 months or less and leases with low value. The Group applies the ‘short-term lease’ and ‘lease of low-value assets’ recognition exemptions for these leases.

Carrying amount of right-of-use assets presented within property, plant and equipment

	Leasehold premises	Plant and machinery	Total	Total
	RM	RM	RM	USD
At July 1, 2023	1,493,912	2,505,777	3,999,689	895,185
Depreciation	(458,923)	(348,515)	(807,438)	(180,716)
At June 30, 2024	1,034,989	2,157,262	3,192,251	714,469
Depreciation	(229,461)	(174,258)	(403,719)	(90,358)
At December 31, 2024	805,528	1,983,004	2,788,532	624,111

Lease liabilities

The carrying amount of lease liabilities and the movement during the financial year are disclosed elsewhere in the unaudited interim condensed consolidated financial statements, and the maturity analysis of lease liabilities is disclosed in Note 22.

	June 30, 2024	December 31, 2024	December 31, 2024
	RM	RM	USD
Current	1,228,069	1,226,671	274,546
Non-current	1,104,051	473,576	105,993
	2,332,120	1,700,247	380,539

Amounts recognized in profit or loss

	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	USD
Depreciation of right-of-use assets	403,719	403,719	90,358
Interest expense on lease liabilities (Note 15)	100,524	62,689	14,031
Short-term lease expenses (Note 18)	32,347	35,046	7,844
	536,590	501,454	112,233